Share-Based compensation - Additional information (Details) - EUR (€) € / shares in Units, € in Millions					6 Months Ended	12 Months Ended
	Jun. 14, 2023	Apr. 12, 2023	Mar. 24, 2023	Feb. 21, 2021	Jun. 30, 2023	Dec. 31, 2022
Share-Based Compensation
Share split				500
Share-based payment expense					€ 1.8	€ 1.3
Share-based composition of fair value of the re-priced warrants					€ 0.6
Plan 2021 (grant May 14 2022)
Share-Based Compensation
Stock price					€ 6.68
2021 Plan
Share-Based Compensation
Number of shares representing granted share options	161,398	100,000	200,862
2022 Plan
Share-Based Compensation
Number of shares representing granted share options	13,602
2021 Warrants Plan
Share-Based Compensation
Reduction percent of warrants exercise price			75.00%
Stock price			€ 5.42
Percent of warrants exercise price remain unchanged			25.00%